Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingent liabilities [text block] [Abstract]
COMMITMENTS AND CONTINGENCIES
35.	COMMITMENTS AND CONTINGENCIES

(1)	The Company had the following capital commitments in respect of the construction of plant and equipment which were contracted but not provided for in the financial statements:

	As at December 31, 2021	As at December 31, 2020
Contracted and authorized, in RMB	440,851,273	440,851,273
Contracted and authorized, in USD	69,399,168	63,193,611

(2)	As at December 31, 2021, the Company had lease commitments as follows:

	As at December 31,
	2021	2020
Within 1 year	113,095	85,549
2-5 years	330,856	231,370
Thereafter	1,993,837	2,108,036
	2,437,788	2,424,955

The amount of $113,095 as of December 31, 2021 represents leases of 3 offices and one warehouse. There is no contingent rent payable for all of the leases. All leases are within one year except for one of the offices, which is leased by a related party as disclosed in note 29. The commitment pertains to this particular lease is as follows:

	As at December 31,
	2021	2020
Within 1 year	82,714	77,123
2-5 years	330,856	231,370
Thereafter	1,993,837	2,108,036
	2,407,407	2,416,529

The Company has prepaid this lease in the full amount. The lease commenced on January 1, 2009 and will expire on April 22, 2052. The lease does not specify the terms of renewal, purchase options, or escalation clauses. The Company may not sublease the office to a third party. As it is a practically cancellable lease, the requirement of recognisation of ROU asset is not applicable.